OTHER NON-INTEREST INCOME (Tables)	12 Months Ended
Dec. 31, 2010
Other Noninterest Income Tables [Abstract]
Other Noninterest Income Tables [Text Block]
Other non-interest income at December 31, comprised:
	2008	2009	2010
	(EUR in thousands)
Income from insurance operations	852,557	990,054	1,017,172
Gain on disposal of premises and foreclosed assets	70,744	3,259	2,643
Hotel revenues	33,771	34,737	33,986
Other	84,604	62,740	107,452
Total	1,041,676	1,090,790	1,161,253